Reverse Recapitalization (Details) - Schedule of Legacy Hyliion shares	Dec. 31, 2018 shares
Legacy Hyliion shares [Member]
Reverse Recapitalization (Details) - Schedule of Legacy Hyliion shares [Line Items]
Balance at December 31, 2018	24,453,750
Recapitalization applied to Series A outstanding at December 31, 2018	34,799,813
Exercise of common stock options - 2019	286,874
Exercise of common stock options - 2020 (pre-Closing)	763,216
Conversion of convertible notes payable to common stock(2)	2,336,235	[1]
Legacy Hyliion shares, effected for Exchange Ratio [Member]
Reverse Recapitalization (Details) - Schedule of Legacy Hyliion shares [Line Items]
Balance at December 31, 2018	35,634,061
Recapitalization applied to Series A outstanding at December 31, 2018	50,710,369
Exercise of common stock options - 2019	418,033
Exercise of common stock options - 2020 (pre-Closing)	1,112,160
Conversion of convertible notes payable to common stock(2)	4,404,367	[1]
Legacy Hyliion shares	92,278,990

[1]	The number of shares issued for the conversion of convertible notes payable to common stock is calculated by applying the Exchange Ratio to the Legacy Hyliion shares issued at the time of conversion and adding 1,000,000 shares issued in connection with the Commercial Matters Agreement. All fractions were rounded down.